Fair Value of Acquired Time Charters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	May 31, 2021
Fair Value of Acquired Time Charters [Abstract]
Amortization of fair value of acquired charter	$ 2,242,333	$ 409,538	$ (1,940,000)
Fair value of acquired time charters	265,173	$ 2,507,506
M/V Magic Pluto [Member]
Fair Value of Acquired Time Charters [Abstract]
Intangible liability for below market time charter					$ 1,940,000
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	265,173			$ 2,019,608
Amortization to vessel revenues in 2024	$ 265,173